Note 14 - Financial Instruments - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Total		$ 0	$ 0
Liabilities		0
Company Earn-Outs [Member]
Liabilities	[1]	0
Warrant Liabilities [Member]
Liabilities	[1]	0
Fair Value, Inputs, Level 1 [Member]
Total		204,128	2,711
Liabilities		458
Fair Value, Inputs, Level 1 [Member] | Company Earn-Outs [Member]
Liabilities	[1]	0
Fair Value, Inputs, Level 1 [Member] | Warrant Liabilities [Member]
Liabilities	[1]	458
Fair Value, Inputs, Level 2 [Member]
Total		0	0
Liabilities		10,012
Fair Value, Inputs, Level 2 [Member] | Company Earn-Outs [Member]
Liabilities	[1]	10,012
Fair Value, Inputs, Level 2 [Member] | Warrant Liabilities [Member]
Liabilities	[1]	0
Fair Value, Inputs, Level 3 [Member]
Total		204,128	2,711
Liabilities		10,470
Fair Value, Inputs, Level 3 [Member] | Company Earn-Outs [Member]
Liabilities	[1]	10,012
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities [Member]
Liabilities	[1]	458
US Treasury Securities [Member]
Cash Equivalents		0
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents		199,999
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Cash Equivalents		0
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Cash Equivalents		199,999
Certificates of Deposit [Member]
Cash Equivalents		0	0
Short term investments		0	0
Certificate of deposits		0	0
Certificates of Deposit [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents		1,433	919
Short term investments		2,411	992
Certificate of deposits		285	800
Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Cash Equivalents		0	0
Short term investments		0	0
Certificate of deposits		0	0
Certificates of Deposit [Member] | Fair Value, Inputs, Level 3 [Member]
Cash Equivalents		1,433	919
Short term investments		2,411	992
Certificate of deposits		$ 285	$ 800

[1]	As a result of the Business Combination on July 1, 2021, the Company recorded Company Earn-Out Shares and private placement warrants as liabilities that must be marked to market each reporting period. The Company measured the Company Earn-Out Shares at fair value determined at Level 3. The Company measured the private placement warrants at fair value determined at Level 1. Refer to "Note 123 — Earn-Out and Warrant Liabilities" for further details.